Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets (liabilities):
Property, plant and equipment, net	$ (3,778)	$ 3,554
Finance lease right-of-use assets, net	(1,116)	(11,734)
Operating lease right-of-use assets, net	(22,392)	(26,170)
Operating lease liabilities	21,232	23,442
Provision for allowance of credit losses	1,412,705	66,112
Other liabilities	5,360	10,037
Deferred tax assets (liabilities), gross	1,412,011	65,241
Less: valuation allowance
Deferred tax assets (liabilities), net	$ 1,412,011	$ 65,241